Leases (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) ft²	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) ft²
Lessee, Lease, Description [Line Items]
Discount rate	11.00%		11.00%
Weighted average lease term	1 year 3 months 18 days		1 year 6 months
Operating lease cost | $	$ 36,771	$ 80,279	$ 200,948
Variable lease cost | $	5,693	16,012	28,753
Lease expense | $	$ 42,464	$ 96,291	$ 229,701
Prior Office Space Rental [Member]
Lessee, Lease, Description [Line Items]
Area | ft²			7,193
Office Space Rental [Member]
Lessee, Lease, Description [Line Items]
Area | ft²	5,466		5,466
Laboratory Lease [Member]
Lessee, Lease, Description [Line Items]
Area | ft²			2,552